Schedule of Investments(a)
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.24%
Aerospace & Defense–1.78%
Lockheed Martin Corp.	124,488	$47,177,217
Air Freight & Logistics–1.62%
United Parcel Service, Inc., Class B	301,538	43,047,565
Apparel Retail–1.15%
Ross Stores, Inc.	339,372	30,431,487
Asset Management & Custody Banks–0.92%
Northern Trust Corp.	310,808	24,351,807
Biotechnology–0.95%
Amgen, Inc.	102,369	25,046,623
Cable & Satellite–1.74%
Comcast Corp., Class A	1,077,293	46,108,140
Communications Equipment–0.74%
Motorola Solutions, Inc.	139,677	19,526,845
Consumer Finance–1.06%
American Express Co.	301,729	28,157,350
Data Processing & Outsourced Services–6.39%
Automatic Data Processing, Inc.	137,774	18,311,542
Fidelity National Information Services, Inc.	262,406	38,392,622
Mastercard, Inc., Class A	126,734	39,101,241
Visa, Inc., Class A	386,418	73,573,987
		169,379,392
Distillers & Vintners–1.21%
Diageo PLC (United Kingdom)	877,934	32,171,114
Diversified Banks–1.99%
JPMorgan Chase & Co.	545,735	52,739,830
Diversified Support Services–0.80%
Cintas Corp.	70,042	21,143,579
Electric Utilities–1.59%
Eversource Energy	203,130	18,295,919
NextEra Energy, Inc.	85,092	23,885,325
		42,181,244
Environmental & Facilities Services–0.84%
Republic Services, Inc.	254,987	22,247,616
Financial Exchanges & Data–3.78%
CME Group, Inc., Class A	185,877	30,889,040
Intercontinental Exchange, Inc.	246,396	23,846,205
S&P Global, Inc.	129,595	45,390,648
		100,125,893
Footwear–1.14%
NIKE, Inc., Class B	309,345	30,195,165
Gas Utilities–0.80%
Atmos Energy Corp.	200,008	21,198,848
Shares		Value
General Merchandise Stores–1.18%
Target Corp.	249,029	$31,347,771
Health Care Equipment–4.66%
Danaher Corp.	209,427	42,681,223
Medtronic PLC	291,173	28,092,371
STERIS PLC	98,744	15,762,505
Stryker Corp.	190,594	36,841,820
		123,377,919
Home Improvement Retail–2.88%
Home Depot, Inc. (The)	287,597	76,354,128
Household Products–3.68%
Procter & Gamble Co. (The)	472,485	61,952,233
Reckitt Benckiser Group PLC (United Kingdom)	351,975	35,599,764
		97,551,997
Industrial Conglomerates–1.17%
Honeywell International, Inc.	206,886	30,902,562
Industrial Gases–1.67%
Air Products and Chemicals, Inc.	154,073	44,161,944
Industrial Machinery–1.43%
Illinois Tool Works, Inc.	205,504	38,016,185
Industrial REITs–1.77%
Prologis, Inc.	443,986	46,805,004
Insurance Brokers–1.59%
Marsh & McLennan Cos., Inc.	360,700	42,057,620
Integrated Oil & Gas–1.48%
Chevron Corp.	335,246	28,140,549
TOTAL S.A. (France)	301,841	11,206,869
		39,347,418
Integrated Telecommunication Services–2.04%
Verizon Communications, Inc.	941,876	54,139,032
Interactive Media & Services–0.72%
Tencent Holdings Ltd., ADR (China)	279,362	19,133,503
IT Consulting & Other Services–2.40%
Accenture PLC, Class A	283,261	63,671,408
Life Sciences Tools & Services–3.95%
Lonza Group AG (Switzerland)	74,518	46,515,137
Thermo Fisher Scientific, Inc.	140,803	58,285,402
		104,800,539
Managed Health Care–2.86%
UnitedHealth Group, Inc.	249,986	75,690,761
Movies & Entertainment–1.24%
Walt Disney Co. (The)	281,478	32,916,037
Multi-Utilities–0.62%
Consolidated Edison, Inc.	212,865	16,354,418

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rising Dividends Fund

Shares		Value
Office REITs–0.67%
Alexandria Real Estate Equities, Inc.	100,098	$17,772,400
Oil & Gas Exploration & Production–0.55%
ConocoPhillips	388,251	14,516,705
Oil & Gas Refining & Marketing–0.68%
Valero Energy Corp.	320,160	18,002,597
Oil & Gas Storage & Transportation–0.52%
TC Energy Corp. (Canada)	300,553	13,705,217
Pharmaceuticals–2.76%
Merck & Co., Inc.	482,365	38,704,968
Zoetis, Inc.	227,255	34,470,038
		73,175,006
Property & Casualty Insurance–0.84%
Progressive Corp. (The)	246,155	22,237,643
Railroads–1.59%
Union Pacific Corp.	243,516	42,213,499
Regional Banks–1.12%
PNC Financial Services Group, Inc. (The)	277,014	29,549,083
Restaurants–1.79%
McDonald’s Corp.	244,006	47,405,486
Semiconductor Equipment–2.02%
Applied Materials, Inc.	451,380	29,037,275
ASML Holding N.V., New York Shares (Netherlands)	69,023	24,414,816
		53,452,091
Semiconductors–1.53%
Texas Instruments, Inc.	317,457	40,491,640
Shares		Value
Soft Drinks–2.64%
Coca-Cola Co. (The)	652,237	$30,811,676
PepsiCo, Inc.	285,187	39,258,842
		70,070,518
Specialized REITs–2.67%
American Tower Corp.	178,663	46,700,722
Lamar Advertising Co., Class A	366,654	24,100,167
		70,800,889
Systems Software–7.64%
Microsoft Corp.	987,618	202,471,566
Technology Hardware, Storage & Peripherals–8.38%
Apple, Inc.	522,160	221,938,886
Total Common Stocks & Other Equity Interests (Cost $1,780,887,137)		2,629,661,187
Money Market Funds–0.63%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(b)(c)	5,871,870	5,871,870
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(b)(c)	4,190,471	4,192,986
Invesco Treasury Portfolio, Institutional Class, 0.07%(b)(c)	6,710,708	6,710,708
Total Money Market Funds (Cost $16,775,613)		16,775,564
TOTAL INVESTMENTS IN SECURITIES–99.87% (Cost $1,797,662,750)		2,646,436,751
OTHER ASSETS LESS LIABILITIES—0.13%		3,524,378
NET ASSETS–100.00%		$2,649,961,129
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$30,479,100	$291,602,808	$(316,210,038)	$-	$-	$5,871,870	$100,306
Invesco Liquid Assets Portfolio, Institutional Class	-	19,596,904	(15,402,712)	(49)	(1,157)	4,192,986	1,854
Invesco Treasury Portfolio, Institutional Class	-	31,355,047	(24,644,339)	-	-	6,710,708	740
Total	$30,479,100	$342,554,759	$(356,257,089)	$(49)	$(1,157)	$16,775,564	$102,900

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rising Dividends Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,504,168,303	$125,492,884	$—	$2,629,661,187
Money Market Funds	16,775,564	—	—	16,775,564
Total Investments	$2,520,943,867	$125,492,884	$—	$2,646,436,751
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Rising Dividends Fund to Invesco Rising Dividends Fund.
Invesco Oppenheimer Rising Dividends Fund